Summary of Significant Accounting Policies (Details 1)	3 Months Ended
Mar. 31, 2014
Building [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	20 years
Vehicles [Member] | Minimum [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	5 years
Vehicles [Member] | Maximum [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	8 years
Office Equipment [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	5 years
Operating equipment [Member] | Minimum [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	4 years
Operating equipment [Member] | Maximum [Member]
Estimated Useful Lives Of Assets For Financial And Income Tax Reporting Purposes [Abstract]
Summary of property and equipment estimated useful life	10 years